Fair Value	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value

3. Fair Value

Utilizing ASC 820, the Company has established a framework for measuring fair value under U.S. GAAP using a hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Three levels of inputs are used to measure fair value, as follows:

Level 1 –	quoted prices in active markets for identical assets or liabilities;

Level 2 –	quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3 –	unobservable inputs, such as discounted cash flow models or valuations.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Fair Value Measurements of Non-Financial Instruments on a Recurring Basis

The Company has no non-financial instruments measured at fair value on a recurring basis.

Fair Value Measurements of Non-Financial Instruments on a Non-recurring Basis

Certain assets are measured at fair value on a non-recurring basis when there is evidence of impairment. The fair values of impaired loans with specific allocations of the allowance for credit losses are generally based on recent real estate appraisals of the collateral less estimated cost to sell. Declines in the fair values of other real estate owned subsequent to their initial acquisitions are also based on recent real estate appraisals less selling costs.

Impaired Loans

The appraisals used to establish the value of impaired loans are based on similar properties at similar times; however, due to the differences in time and properties, the impaired loans are classified as Level 3. There were 17 and 14 impaired loan assets as of December 31, 2023 and December 31, 2022, respectively.

Foreclosed Assets

Foreclosed assets (upon initial recognition or subsequent impairment) are measured at fair value on a non-recurring basis.

Foreclosed assets, upon initial recognition, are measured and reported at fair value less cost to sell. Each reporting period, the Company remeasures the fair value of its significant foreclosed assets. Fair value is based upon independent market prices, appraised values of the foreclosed assets or management’s estimates of value, which the Company classifies as a Level 3 evaluation.

The following tables present the balances of non-financial instruments measured at fair value on a non-recurring basis as of December 31, 2023 and 2022:

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2023		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$130	$130	$–	$–	$130
Impaired loans due to COVID-19, net	82	82	–	–	82
Other impaired loans, net	5,393	5,393	–	–	5,393
Total	$5,605	$5,605	$–	$–	$5,605

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2022		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$1,582	$1,582	$–	$–	$1,582
Impaired loans due to COVID-19, net	1,348	1,348	–	–	1,348
Other impaired loans, net	3,596	3,596	–	–	3,596
Total	$6,526	$6,526	$–	$–	$6,526

Fair Value of Financial Instruments

Borrowings under Credit Facilities

The fair value of the Company’s borrowings under credit facilities is estimated based on the expected cash flows discounted using the current rates offered to the Company for debt of the same remaining maturities. As all of the borrowings under credit facilities or the Notes are either payable on demand or at similar rates to what the Company can borrow funds for today, the fair value of the borrowings is determined to approximate carrying value at both December 31, 2023 and 2022. The interest on our Notes offering is paid to our Note holders either monthly or at the end of their investment, compounded on a monthly basis. For the same reasons as the determination for the principal balances on the Notes, the fair value approximates the carrying value for the interest as well.

The table below is a summary of fair value estimates for financial instruments:

	December 31, 2023		December 31, 2022
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash, cash equivalents and restricted cash	$3,522	$3,522	$4,196	$4,196
Loans receivable, net	58,130	58,130	56,650	56,650
Accrued interest on loans	1,171	1,171	670	670
Financial Liabilities
Customer interest escrow	292	292	766	766
Notes payable secured, net	21,519	21,519	23,173	23,173
Notes payable unsecured, net	31,786	31,786	30,110	30,110

Accrued interest payable	3,861	3,861	650	650